CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Shareholders' equity
Share capital, shares authorized | shares	1,400,000,000	1,400,000,000
Share capital, shares issued | shares	674,287,738	669,499,798
Share capital, shares outstanding | shares	644,089,050	646,066,830
Accounts receivable, allowance for credit loss | ¥	¥ 206	¥ 292
Due from related parties, allowance for credit loss | ¥	47	213
Prepayments and other current assets, allowance for credit loss | ¥	¥ 243	¥ 265